Consolidated Statements of Changes In Equity Statement € in Millions, $ in Millions		USD ($) shares	Share capital USD ($) shares		Share capital EUR (€) shares		Treasury Shares USD ($)	Mandatorily convertible notes USD ($)	Additional Paid-in Capital USD ($)	Retained Earnings USD ($)	Foreign Currency Translation Adjustments USD ($)	Unrealized Gains (Losses) on Derivative Financial Instruments USD ($)	Unrealized Gains (Losses) on Available-for-Sale Securities USD ($)	Recognized actuarial (losses) gains USD ($)	Equity attributable to the equity holders of the parent USD ($)	Non-controlling interests USD ($)
Number of shares outstanding, beginning of period at Dec. 31, 2014 | shares	[1]		552,000,000		552,000,000
Beginning balance at Dec. 31, 2014		$ 45,160	$ 10,011				$ (399)	$ 1,838	$ 20,258	$ 22,182	$ (7,627)	$ 89	$ 405	$ (4,671)	$ 42,086	$ 3,074
Changes in equity [abstract]
Net income (loss) (including non-controlling interests)		(8,423)								(7,946)					(7,946)	(477)
Other comprehensive income (loss)		(8,884)									(8,166)	25	(354)	(59)	(8,554)	(330)
Total comprehensive income (loss)		(17,307)								(7,946)	(8,166)	25	(354)	(59)	(16,500)	(807)
Other changes in non-controlling interests (note 10.5)		148														148
Recognition of share based payments (note 7.3)		20					4		16						20
Conversion of mandatorily convertible notes (in shares) | shares	[1]		1,000,000		1,000,000
Conversion of the mandatorily convertible notes (note 10.2)							18	(38)	20
Mandatory convertible bonds extension (note 10.2)		(20)														(20)
Dividend (note 10.4)		(417)								(331)					(331)	(86)
Other movements		$ (14)								(3)					(3)	(11)
Number of shares outstanding, end of period at Dec. 31, 2015 | shares		552,270,378	553,000,000	[1]	553,000,000	[1]
Ending balance at Dec. 31, 2015		$ 27,570	$ 10,011				(377)	1,800	20,294	13,902	(15,793)	114	51	(4,730)	25,272	2,298
Changes in equity [abstract]
Net income (loss) (including non-controlling interests)		1,734								1,779					1,779	(45)
Other comprehensive income (loss)		(159)									(471)	28	271	(14)	(186)	27
Total comprehensive income (loss)		1,575								1,779	(471)	28	271	(14)	1,593	(18)
Equity offering (in shares) | shares	[1]		421,000,000		421,000,000
Equity offering (note 10.1)		3,115	$ 144						2,971						3,115
Recognition of share based payments (note 7.3)		13					6		7						13
Conversion of mandatorily convertible notes (in shares) | shares	[1]		46,000,000		46,000,000
Conversion of the mandatorily convertible notes (note 10.2)			$ 622					(1,800)	1,178
Dividend (note 10.4)		(63)								0					0	(63)
Equity offering in ArcelorMittal South Africa (AMSA) (note 10.5.2)		56								437	(301)				136	(80)
Reduction of the share capital par value (note 10.1)			$ (10,376)						10,376
Equity share option plan in AMSA (note 10.5.2)										(36)	21				(15)	15
AMSA B-BBEE transaction (note 10.5.2)		63								44					44	19
Other movements		$ (4)								(77)				54	(23)	19
Number of shares outstanding, end of period at Dec. 31, 2016 | shares		1,019,496,143	1,020,000,000	[1]	1,020,000,000	[1]
Ending balance at Dec. 31, 2016		$ 32,325	$ 401				(371)	0	34,826	16,049	(16,544)	142	322	(4,690)	30,135	2,190
Beginning balance at Jan. 14, 2016			$ 10,011		€ 6,883
Changes in equity [abstract]
Conversion of mandatorily convertible notes (in shares) | shares		137,967,116	137,967,116		137,967,116
Conversion of the mandatorily convertible notes (note 10.2)			$ 622		€ 570
Ending balance at Jan. 15, 2016			10,633		7,453
Beginning balance at Mar. 09, 2016			10,633		7,453
Changes in equity [abstract]
Reduction of the share capital par value (note 10.1)			(10,376)		(7,273)
Ending balance at Mar. 10, 2016			257		€ 180
Beginning balance at Dec. 31, 2016		$ 32,325	$ 401				(371)	0	34,826	16,049	(16,544)	142	322	(4,690)	30,135	2,190
Changes in equity [abstract]
Net income (loss) (including non-controlling interests)		4,575								4,568					4,568	7
Other comprehensive income (loss)		4,083									2,602	(235)	501	1,169	4,037	46
Total comprehensive income (loss)		8,658								4,568	2,602	(235)	501	1,169	8,605	53
Recognition of share based payments (note 7.3)		31					9		22						31
Mandatory convertible bonds extension (note 10.2)		(83)														(83)
Dividend (note 10.4)		(145)														(145)
Acquisition of Sumaré (note 2.2.4)		48														48
Other movements		$ 21								18					18	3
Number of shares outstanding, end of period at Dec. 31, 2017 | shares		1,019,916,787	1,020,000,000	[1]	1,020,000,000	[1]
Ending balance at Dec. 31, 2017		$ 40,855	$ 401				$ (362)	$ 0	$ 34,848	$ 20,635	$ (13,942)	$ (93)	$ 823	$ (3,521)	$ 38,789	$ 2,066

[1]	Amounts are in millions of shares (treasury shares are excluded). On May 22, 2017, ArcelorMittal completed the consolidation of each three existing shares in ArcelorMittal without nominal value into one share without nominal value. As a result of this reverse stock split, the number of outstanding shares decreased from 3,058 to 1,020 and all prior periods have been recast in accordance with IFRS. Please refer to note 10 for further information.